SCHEDULE OF OPENING AND CLOSING BALANCES IN CONTRACT LIABILITIES AND ACCOUNTS RECEIVABLE (Details) - USD ($)	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2024
Accounting Policies [Abstract]
Accounts receivable	$ 8,042,595	$ 10,423,418
Contract liabilities	$ 1,471,074	$ 1,871,120	$ 2,830,068